Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Increase (Decrease) in valuation allowances	$ (1,710)	$ 360
Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	312,000
Available tax credit carry forwards	10,600
State
Income Taxes [Line Items]
Net operating loss carry-forwards	1,400
Available tax credit carry forwards	$ 100